PARENT COMPANY	12 Months Ended
Jun. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY

23.	PARENT COMPANY

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2016	2015
	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,161	$1,508
Investment in subsidiary bank	30,837	30,444
Other assets	93	97

TOTAL ASSETS	$33,091	$32,049

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$6	$6
Stockholders’ equity	33,085	32,043

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$33,091	$32,049

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2016	2015	2014
	(Dollars in Thousands)
INCOME
Interest on loans	$48	$40	$4
Interest on investment and mortgage-backed securities	3	—	—
Dividend from subsidiary	1,200	1,225	725
Interest-earning deposits with subsidiary bank	1	1	2

Total income	1,252	1,266	731

OTHER OPERATING EXPENSE	125	123	138

Income before equity in undistributed earnings of subsidiary	1,127	1,143	593
Equity in undistributed earnings of subsidiary	170	173	283

Income before income taxes	1,297	1,316	876
Income tax benefit	(28)	(31)	(44)

NET INCOME	$1,325	$1,347	$920

	Year Ended June 30,
	2016	2015	2014
	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,325	$1,347	$920
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(170)	(173)	(283)
Other, net	(1)	(60)	13

Net cash provided by operating activities	1,154	1,114	650

INVESTING ACTIVITIES
Available for sale:
Purchases of investments	(1,998)	—	—
Proceeds from repayments of investments	2,000	—	—

Net cash provided by investing activities	2	—	—

FINANCING ACTIVITIES
Cash dividends paid	(489)	(329)	(329)
Purchase of treasury stock	(19)	(186)	(10)
Increase in unallocated ESOP shares	(47)	(504)	(950)
Release of ESOP shares	52	—	—

Net cash used for financing activities	(503)	(1,019)	(1,289)

Increase (decrease) in cash and cash equivalents	653	95	(639)

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	1,508	1,413	2,052

CASH AND CASH EQUIVALENTS END OF YEAR	$2,161	$1,508	$1,413